                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-3023

                                  FORUM FUNDS
                              Two Portland Square
                              Portland, ME 04101
                                 207-879-1900

                 Simon D. Collier, Principal Executive Officer
                              Two Portland Square
                              Portland, ME 04101
                                 207-553-7110

                     Date of fiscal year end: December 31

          Date of reporting period: July 1, 2007 - September 30, 2007

Item 1. Schedule of Investments.

--------------------------------------------------------------------------------
ADAMS HARKNESS SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

SHARES        SECURITY DESCRIPTION                                     VALUE
------        --------------------                                   ----------
COMMON STOCK - 99.8%
BUSINESS SERVICES - 8.7%
        2,270 Bankrate, Inc.(a)                                      $  104,692
        6,115 FTI Consulting, Inc. (a)                                  307,646
        7,650 HMS Holdings Corp.(a)                                     188,266
        6,600 Huron Consulting Group, Inc. (a)                          479,292
        4,770 Parexel International Corp.(a)                            196,858
        6,235 Priceline.com, Inc. (a)                                   553,356
       24,695 Taleo Corp., Class A (a)                                  627,500
                                                                     ----------
                                                                      2,457,610
                                                                     ----------
COMMUNICATIONS - 12.1%
       10,795 Acme Packet, Inc.(a)                                      166,459
       10,970 Alvarion Ltd.(a)                                          159,284
        5,910 Aruba Networks, Inc.(a)                                   118,200
       13,210 Atheros Communications, Inc.(a)                           395,904
        8,215 Blue Coat Systems, Inc.(a)                                647,013
        6,825 Cbeyond, Inc.(a)                                          278,392
        8,320 Ceragon Networks, Ltd.(a)                                 158,080
       11,385 comScore, Inc.(a)                                         307,395
        8,075 DealerTrack Holdings, Inc.(a)                             338,181
       10,405 Shutterfly Inc.(a)                                        332,024
       18,040 Vocus, Inc.(a)                                            527,490
                                                                     ----------
                                                                      3,428,422
                                                                     ----------
CONSUMER DISCRETIONARY - 9.4%
       10,070 Arthrocare Corp.(a)                                       562,812
       12,485 Bally Technologies, Inc. (a)                              442,343
        7,300 Capella Education Co. (a)                                 408,143
       15,540 Cepheid, Inc.(a)                                          354,312
       11,835 Cubist Pharmaceuticals, Inc.(a)                           250,073
        7,585 Cynosure, Inc.(a)                                         279,886
        3,260 ev3, Inc.(a)                                               53,529
        4,165 FoxHollow Technologies, Inc.(a)                           109,956
        8,240 Hansen Medical, Inc.(a)                                   223,386
                                                                     ----------
                                                                      2,684,440
                                                                     ----------

CONSUMER OTHER - 6.0%
       4,685 Buffalo Wild Wings, Inc. (a)                               176,718
       4,910 Chipotle Mexican Grill, Inc., Class A (a)                  580,018
       3,605 Deckers Outdoor Corp. (a)                                  395,829
       6,485 LKQ Corp.(a)                                               225,743
       1,765 Life Time Fitness, Inc.(a)                                 108,265
       6,837 WMS Industries, Inc. (a)                                   226,305
                                                                      ---------
                                                                      1,712,878
                                                                      ---------
CONSUMER RETAIL - 4.6%
      12,995 Lululemon Athletica, Inc.(a)                               546,180
       4,910 SunOpta, Inc. (a)                                           71,146
       2,985 Under Armour, Inc.(a)                                      178,563
      11,620 Zumiez, Inc.(a)                                            515,579
                                                                      ---------
                                                                      1,311,468
                                                                      ---------
ENERGY - 6.0%
       5,400 Arena Resources, Inc. (a)                                  353,700
       5,275 Carrizo Oil & Gas, Inc. (a)                                236,636
       1,740 Core Laboratories NV(a)                                    221,659
       2,005 Dawson Geophysical Co. (a)                                 155,407
       5,170 Oil States International, Inc.(a)                          249,711
       4,150 W-H Energy Services, Inc.(a)                               306,063
       5,040 Willbros Group, Inc.(a)                                    171,360
                                                                      ---------
                                                                      1,694,536
                                                                      ---------
FINANCIALS - 0.8%
      2,690  GFI Group, Inc. (a)                                        231,663
                                                                      ---------
HEALTH-CARE SERVICES - 0.5%
       3,420 inVentiv Health, Inc. (a)                                  149,864
                                                                      ---------
INDUSTRIALS - 9.6%
       5,570 Aecom Technology Corp.(a)                                  194,560
       1,815 Bucyrus International, Inc., Class A                       132,368
       2,650 CF Industries Holdings, Inc.                               201,161
      11,535 Chart Industries, Inc.(a)                                  370,966
       3,240 Itron, Inc.(a)                                             301,547
       4,645 Polypore International, Inc.(a)                             65,309
       7,765 Titan International, Inc.                                  247,859
       9,735 TransDigm Group, Inc. (a)                                  444,987
       3,250 Valmont Industries, Inc.                                   275,763
      11,265 Zoltek Cos, Inc.(a)                                        491,492
                                                                      ---------
                                                                      2,726,012
                                                                      ---------

PRODUCTS/PHARMACEUTICALS - 16.9%
       5,485 Alexion Pharmaceuticals, Inc.(a)                           357,348
      15,405 BioMarin Pharmaceuticals, Inc.(a)                          383,584
      12,425 Illumina, Inc.(a)                                          644,609
      13,015 LifeCell Corp.(a)                                          488,974
      10,015 Martek Biosciences Corp.(a)                                290,735
       2,825 Meridian Bioscience, Inc.                                   85,654
      11,775 Nighthawk Radiology Holdings, Inc.(a)                      288,605
       6,955 NuVasive, Inc. (a)                                         249,893
      10,050 Obagi Medical Products, Inc.(a)                            185,624
       9,610 Pharmion Corp.(a)                                          443,405
      17,465 Spectranetics Corp.(a)                                     235,428
       8,660 Sun Healthcare Group, Inc.(a)                              144,709
       5,235 SurModics, Inc.(a)                                         256,567
      11,055 TomoTherapy, Inc.(a)                                       256,808
       4,015 United Therapeutics Corp.(a)                               267,158
       4,450 Volcano Corp. (a)                                           73,158
       5,215 Wright Medical Group, Inc.(a)                              139,866
                                                                     ----------
                                                                      4,792,125
                                                                     ----------
TECHNOLOGY - 25.2%
      17,328 Anadigics, Inc. (a)                                        313,290
      12,975 Aspen Technology, Inc. (a)                                 185,802
       6,025 Blackboard, Inc. (a)                                       276,186
       5,490 BladeLogic, Inc.(a)                                        140,764
      14,590 Cavium Networks, Inc.(a)                                   474,175
      16,530 Concur Technologies, Inc.(a)                               521,026
       4,855 Data Domain, Inc.(a)                                       150,262
       4,005 Double-Take Software, Inc.(a)                               76,536
      11,360 Eclipsys Corp.(a)                                          264,915
      26,610 Magma Design Automation, Inc.(a)                           374,403
      15,400 Microsemi Corp.(a)                                         429,352
      10,265 Netezza Corp.(a)                                           128,415
       7,725 Nuance Communications, Inc.(a)                             149,170
      14,675 O2Micro International Ltd., ADR (a)                        227,022
      10,575 Omnicell, Inc.(a)                                          301,811
      17,360 Omniture, Inc. (a)                                         526,355
      10,070 Omnivision Technologies, Inc.(a)                           228,891
      14,081 Phase Forward, Inc.(a)                                     281,761
      11,000 Riverbed Technology, Inc.(a)                               444,290
      10,425 Sigma Designs, Inc. (a)                                    502,902
      10,610 Stratasys, Inc. (a)                                        292,412
       4,606 Synaptics, Inc.(a)                                         219,983
      10,180 Synchronoss Technologies, Inc.(a)                          428,170
       5,940 Ultimate Software Group, Inc.(a)                           207,307
                                                                     ----------
                                                                      7,145,200
                                                                     ----------
TOTAL COMMON STOCK (COST $23,317,163)                                28,334,218
                                                                     ----------

SHORT-TERM INVESTMENTS - 0.3%

Principal
---------
MONEY MARKET DEPOSIT ACCOUNT - 0.3%
          $82,417 Citibank Money Market Deposit Account, 4.72%
                    (Cost $82,417)                                      82,417
                                                                   -----------
TOTAL INVESTMENTS - 100.1% (COST $23,399,580)*                     $28,416,635
OTHER ASSETS AND LIABILITIES, NET - (0.1)%                             (10,995)
                                                                   -----------
TOTAL NET ASSETS - 100.0%                                          $28,405,640
                                                                   -----------
--------
ADR American Depositary Receipt
(a) Non-income producing security.
 * Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation depreciation) consists of:

             Gross Unrealized Appreciation                           $5,133,705
             Gross Unrealized Depreciation                             (116,650)
                                                                     ----------
             Net Unrealized Appreciation (Depreciation)              $5,017,055
                                                                     ==========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

--------------------------------------------------------------------------------
JORDAN OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Shares        Security Description                                     Value
------        --------------------                                     -----
COMMON STOCK - 88.9%

ALTERNATIVE ENERGY - 4.6%
       20,700 JA Solar Holdings Co., Ltd. ADR (a)                    $  930,465
        8,200 Trina Solar Ltd., ADR (a)                                 467,154
                                                                     ----------
                                                                      1,397,619
                                                                     ----------
FINANCIAL - 11.4%
        4,980 Goldman Sachs Group, Inc.                               1,079,365
       16,100 Merrill Lynch & Co., Inc.                               1,147,608
       19,300 Morgan Stanley                                          1,215,900
                                                                     ----------
                                                                      3,442,873
                                                                     ----------
HEALTH CARE - 23.9%
       20,200 Aetna, Inc.                                             1,096,254
       19,800 Elan Corp. plc ADR (a)                                    416,592
       12,300 Hologic, Inc. (a)                                         750,300
       16,300 Humana, Inc. (a)                                        1,139,044
       14,500 Inverness Medical Inovations, Inc. (a)                    802,140
        4,800 Invitrogen Corp. (a)                                      392,304
       14,800 Merck & Co., Inc.                                         765,012
        9,900 Millipore Corp. (a)                                       750,420
       18,300 PerkinElmer, Inc.                                         534,543
       24,200 Pfizer, Inc.                                              591,206
                                                                     ----------
                                                                      7,237,815
                                                                     ----------
INFORMATION TECHNOLOGY - 8.5%
        7,200 Apple, Inc. (a)(b)                                      1,105,488
        2,616 Google, Inc., Class A (a)(b)                            1,483,978
                                                                     ----------
                                                                      2,589,466
                                                                     ----------
MATERIALS - 3.9%
       11,200 Freeport-McMoRan Copper & Gold, Inc., Class B           1,174,768
                                                                     ----------
OIL & GAS - 6.4%
        7,600 Canadian Natural Resources Ltd.                           575,700
        8,900 Occidental Petroleum Corp.                                570,312
        8,200 Suncor Energy, Inc.                                       777,442
                                                                     ----------
                                                                      1,923,454
                                                                     ----------
OIL & GAS SERVICES - 22.1%
        7,800 Baker Hughes, Inc.                                        704,886
       14,177 Hercules Offshore, Inc. (a)                               370,161
        3,900 National Oilwell Varco, Inc. (a)                          563,550
       14,600 Noble Corp.                                               716,130
       18,000 Schlumberger, Ltd.                                      1,890,000
       14,900 Transocean, Inc.                                        1,684,445
       11,300 Weatherford International Ltd. (a)                        759,134
                                                                     ----------
                                                                      6,688,306
                                                                     ----------
TELECOMMUNICATIONS - 4.9%
       16,100 Focus Media Holding, Ltd. ADR (a)                         934,122
       16,500 Cisco Systems, Inc. (a)                                   546,315
                                                                     ----------
                                                                      1,480,437
                                                                     ----------
TRANSPORTATION - 3.2%
       13,700 Continental Airlines, Inc., Class B (a)                   452,511

            4,810 FedEx Corp.                                           503,848
                                                                    -----------
                                                                        956,359
                                                                    -----------
 Total Common Stock (Cost $21,080,065)                               26,891,097
                                                                    -----------

 Principal
 ---------
 MONEY MARKET DEPOSIT ACCOUNT - 11.5%
       $3,476,923 Citibank Money Market Deposit Account, 4.72%
                    (Cost $3,476,923)                                 3,476,923
                                                                    -----------

 Number of                                        Strike Expiration
 Contracts                                        Price     Date
 ---------                                        ------ ----------
 PURCHASED PUT OPTIONS - 0.3%
            1,408 Diamonds Trust (a)               129    10/24/07       32,384
              200 OSX Index (a)                      3    10/24/07       60,000
              200 PHLX E-S Oil Service Sector
                    Index Option (a)               235    10/24/07        3,000
                                                                    -----------
 Total Purchased Put Options (Cost $189,012)                             95,384
                                                                    -----------
 Total Investments - 100.7% (Cost $24,746,000)*                     $30,463,404
                                                                    -----------
 WRITTEN CALL OPTIONS - (1.3)%
             (72) Apple, Inc.                      110    01/23/08     (329,760)
             (26) Google, Inc.                     560    10/24/07      (53,040)
                                                                    -----------
 Total Written Call Options - Premiums Received ($294,241)             (382,800)
                                                                    -----------
 Other Assets & Liabilities, Net - 0.6%                                 177,913
                                                                    -----------
 NET ASSETS - 100.0%                                                $30,258,517
                                                                    ===========
--------
(a) Non-income producing security.
(b) Security subject to call option written by the Fund
ADR American Depositary Receipt
plc Public Limited Company

 * Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

             Gross Unrealized Appreciation                           $6,254,317
             Gross Unrealized Depreciation                             (536,913)
                                                                     ----------
             Net Unrealized Appreciation (Depreciation)              $5,717,404
                                                                     ==========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

--------------------------------------------------------------------------------
POLARIS GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Shares    Security Description                                        Value
------    --------------------                                        -----
COMMON STOCK - 99.6%
AUSTRALIA - 1.5%
  154,452 BHP Billiton, Ltd. ADR                                   $ 12,139,927
                                                                   ------------
AUSTRIA - 1.4%
  157,132 Andritz AG                                                 10,856,393
                                                                   ------------
BELGIUM - 2.8%
   87,344 KBC Groep NV                                               12,017,040
   68,516 Solvay SA, Class A                                          9,943,491
                                                                   ------------
                                                                     21,960,531
                                                                   ------------
CANADA - 1.7%
  422,037 Methanex Corp. (CAD)                                       10,619,871
  113,006 Methanex Corp. (USD)                                        2,870,352
                                                                   ------------
                                                                     13,490,223
                                                                   ------------
FINLAND - 7.2%
  191,163 Cargotec Corp., Class B                                     9,393,907
  324,920 Konecranes Oyj                                             13,070,935
  182,359 Kone Oyj                                                   13,301,480
  461,481 UPM-Kymmene Oyj                                            11,161,095
  324,993 YIT Oyj                                                     9,658,259
                                                                   ------------
                                                                     56,585,676
                                                                   ------------
FRANCE - 5.8%
   84,565 Christian Dior SA                                          10,821,908
  105,391 Compagnie de Saint-Gobain                                  10,999,739
  111,208 Imerys SA                                                  10,151,050
  150,000 Technip SA                                                 13,411,765
                                                                   ------------
                                                                     45,384,462
                                                                   ------------
GERMANY - 1.4%
   80,750 Continental AG                                             11,210,000
                                                                   ------------
IRELAND - 8.2%
  490,000 Anglo Irish Bank Corp. PLC                                  9,265,455
  597,878 Bank of Ireland                                            11,083,656
  251,857 CRH PLC                                                     9,927,027
  648,500 Depfa Bank PLC                                             13,270,553
1,535,921 Greencore Group PLC                                         9,987,593
  458,400 Smurfit Kappa Group PLC (a)                                10,596,312
                                                                   ------------
                                                                     64,130,596
                                                                   ------------
JAPAN - 13.7%
  754,600 Asahi Breweries, Ltd.                                      11,496,539
      524 Central Japan Railway Co.                                   5,565,490
1,015,220 Iino Kaiun Kaisha, Ltd.                                    14,362,360
  519,000 Kansai Electric Power Co., Inc.                            11,860,662
    1,430 KDDI Corp.                                                 10,606,886
  402,500 Maruichi Steel Tube, Ltd.                                  10,056,806
1,680,000 Meiji Dairies Corp.                                         9,492,186
1,315,000 Nippon Yusen KK                                            12,844,905
3,246,000 Showa Denko KK                                             12,292,778
  342,800 Tokyo Electric Power Co., Inc.                              8,654,682
                                                                   ------------
                                                                    107,233,294
                                                                   ------------
MEXICO - 1.4%
  354,473 Cemex, S.A.B. de C.V. ADR (a)                              10,605,832
                                                                   ------------
NORWAY - 4.1%
  284,921 Austevoll Seafood ASA (a)                                   2,695,113
  258,250 Camillo Eitzen & Co. ASA (a)                                3,472,647
  804,706 DnB NOR ASA                                                12,343,124
  119,280 Eitzen Maritime Services ASA (a)                               70,131
  433,920 Yara International ASA                                     13,721,967
                                                                   ------------
                                                                     32,302,982
                                                                   ------------

--------------------------------------------------------------------------------
POLARIS GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

SOUTH AFRICA - 5.8%
  357,473 Impala Platinum Holdings, Ltd.                             12,454,420
3,044,319 Metorex, Ltd. (a)                                          12,263,719
  694,130 Sappi, Ltd.                                                10,529,946
  244,670 Sasol, Ltd.                                                10,513,358
                                                                    -----------
                                                                     45,761,443
                                                                    -----------
SOUTH KOREA - 2.8%
   16,627 Samsung Electronics Co., Ltd.                              10,446,949
   49,768 SK Telecom Co., Ltd.                                       11,420,292
                                                                    -----------
                                                                     21,867,241
                                                                    -----------
SPAIN - 1.3%
  429,588 Banco Bilboa Vizcaya Argentaria SA                         10,071,197
                                                                    -----------
SWEDEN - 2.8%
  175,660 Autoliv, Inc.                                              10,495,685
  444,902 Investor AB, Class B                                       11,426,864
                                                                    -----------
                                                                     21,922,549
                                                                    -----------
UNITED KINGDOM - 5.6%
  540,963 Barratt Developments PLC                                    8,279,086
  474,600 Bellway PLC                                                10,011,511
  947,515 Lloyds TSB Group PLC                                       10,517,174
  418,450 Persimmon PLC                                               8,253,418
1,239,450 Taylor Wimpey PLC                                           6,992,907
                                                                    -----------
                                                                     44,054,096
                                                                    -----------
UNITED STATES - 30.8%
  495,344 Ameris Bancorp                                              8,955,820
  257,006 Ametek, Inc.                                               11,107,799
  454,404 Astoria Financial Corp.                                    12,055,338
  154,486 Capital One Financial Corp.                                10,262,505
  169,774 Colony Bankcorp, Inc.                                       2,852,203
1,556,387 Ford Motor Co. (a)                                         13,213,726
  193,744 FPL Group, Inc.                                            11,795,135
  158,717 General Dynamics Corp.                                     13,406,825
    9,299 Idearc, Inc.                                                  292,640
  424,663 International Bancshares Corp.                              9,215,187
  762,616 Mac-Gray Corp.(a)(b)                                        9,822,494
  283,882 Marathon Oil Corp.                                         16,186,952
  315,534 National City Corp.                                         7,916,748
  185,849 Praxair, Inc.                                              15,566,712
  300,848 South Financial Group, Inc.                                 6,841,283
  544,097 Southwest Bancorp, Inc.                                    10,239,906
  458,658 Sovereign Bancorp, Inc.                                     7,815,532
  282,701 Stewart Information Services Corp.                          9,688,163
  173,482 Toro Co.                                                   10,205,946
  222,670 UnitedHealth Group, Inc.                                   10,783,908
  242,151 Verizon Communications, Inc.                               10,722,446
  258,638 Webster Financial Corp.                                    10,893,833
  168,638 WellPoint, Inc.(a)                                         13,308,911
  193,674 WESCO International, Inc.(a)                                8,316,362
                                                                    -----------
                                                                    241,466,374
                                                                    -----------
THAILAND - 1.3%
4,059,000 Thai Oil PCL                                               10,187,480
                                                                    -----------
Total Common Stock (Cost $674,144,648)                              781,230,296
                                                                    -----------

--------------------------------------------------------------------------------
POLARIS GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

Principal Amount
----------------
SHORT-TERM INVESTMENTS - 0.1%
CERTIFICATES OF DEPOSIT - NM
    $ 28,873     Middlesex Savings Bank, 4.50%, 11/23/07                        28,873
      27,822     Stoneham Savings Bank, 5.00%, 11/23/07                         27,822
                                                                          ------------
Total Certificates of Deposit (Cost $56,695)                                    56,695
                                                                          ------------
COMMERCIAL PAPER # - 0.1%
   1,169,000     General Electric Capital Corp., 4.70%, 10/1/2007
                   (cost $1,169,000)                                         1,169,000
                                                                          ------------
MONEY MARKET DEPOSIT ACCOUNT--NM
       1,418     Citibank Money Market Deposit Account, 4.72%
                   (Cost $1,418)                                                 1,418
                                                                          ------------
Total Short-Term Investments (Cost $1,227,113)                               1,227,113
                                                                          ------------
Total Investments - 99.7% (Cost $675,371,761)*                            $782,457,409
Other Assets and Liabilities, Net - 0.3%                                     1,985,750
                                                                          ------------
NET ASSETS - 100.0%                                                       $784,443,159
                                                                          ============

--------
ADR    American Depositary Receipt.
PLC    Public Limited Company
NM     Not Material - Less then 0.1%
#      Yields shown are annualized yields at time of purchase.
(a)    Non-income producing security.
(b)    Affiliated Company.

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities.
Transactions during the period with companies which are or were affiliates are as follows:

NAME            SHARES HELD AS OF    GROSS     GROSS    SHARES HELD AS OF       VALUE,       INVESTMENT
OF ISSUER      BEGINNING OF PERIOD ADDITIONS REDUCTIONS   END OF PERIOD   SEPTEMBER 30, 2007   INCOME
---------      ------------------- --------- ---------- ----------------- ------------------ ----------
Mac-Gray Corp.       762,616          $--       $--          762,616          $9,822,494        $--

--------
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

           Gross Unrealized Appreciation                           $137,382,378
           Gross Unrealized Depreciation                            (30,296,730)
                                                                   ------------
           Net Unrealized Appreciation (Depreciation)              $107,085,648
                                                                   ============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

--------------------------------------------------------------------------------
WINSLOW GREEN GROWTH FUND
Schedule of Investments
SEPTEMBER 30, 2007 (UNAUDITED)
 -------------------------------------------------------------------------------

 SHARES                         SECURITY DESCRIPTION                    VALUE
 ------                         --------------------                    -----
 COMMON STOCK - 98.8%

 CONSUMER DISCRETIONARY - 14.9%
                        119,000 Chipotle Mexican Grill, Inc., Class
                                  A (a)(d)(f)                        $14,057,470
                        240,000 Gaiam, Inc., Class A (a)(d)            5,767,200
                        260,000 Herbalife, Ltd.                       11,819,600
                        500,000 Interface, Inc., Class A               9,025,000
                        120,000 Life Time Fitness, Inc.(a)             7,360,800
                                                                     -----------
                                                                      48,030,070
                                                                     -----------
 CONSUMER STAPLES - 13.8%
                        315,000 Bankrate, Inc. (a)(d)                 14,527,800
                         50,000 Bright Horizons Family Solutions,
                                  Inc.(a)                              2,142,000
                        500,000 Green Mountain Coffee Roasters,
                                  Inc. (a)                            16,595,000
                         10,000 Stantec, Inc.(a)                         330,200
                        385,000 United Natural Foods, Inc. (a)        10,479,700
                         10,000 Whole Foods Market, Inc.                 489,600
                                                                     -----------
                                                                      44,564,300
                                                                     -----------
 ENERGY - 23.8%
                      1,000,000 Canadian Hydro Developers, Inc. (a)    6,233,348
                         80,000 Comverge, Inc. (a)                     2,628,800
                        345,000 EnerNOC, Inc. (a)                     13,172,100
                        150,000 First Solar, Inc. (a)(f)              17,661,000
                        308,118 Infinity Bio-Energy, Ltd. (a)          1,540,590
                      2,050,000 Nova Biosource Fuels, Inc. (a)(d)      5,760,500
                        717,525 PowerSecure International,
                                  Inc.(a)(d)                           8,940,362
                        620,500 Protonex Technology Corp. (a)          1,137,911
                         70,000 Sunpower Corp. (a)(f)                  5,797,400
                        625,000 Tomra Systems ASA (a)                  4,520,921
                      2,700,000 US Geothermal, Inc. (a)(c)             7,641,000
                        590,000 US Geothermal, Inc. Private
                                  Placement - 144A (a)(b)(c)           1,502,730
                                                                     -----------
                                                                      76,536,662
                                                                     -----------
 HEALTHCARE - 12.1%
                        400,000 BioMarin Pharmaceuticals, Inc. (a)     9,960,000
                        540,000 Combinatorx Inc. (a)(d)                3,337,200
                      1,000,000 Delcath Systems, Inc.(a)               3,590,000
                        340,000 USANA Health Sciences, Inc.(a)(d)     14,875,000
                      4,000,000 Unigene Laboratories, Inc. (a)         7,160,000
                                                                     -----------
                                                                      38,922,200
                                                                     -----------
 INDUSTRIALS - 12.9%
                         75,000 Baldor Electric Co.                    2,996,250
                        302,415 Basin Water, Inc.(a)                   3,577,570
                      1,249,395 Bioteq Environmental Tech, Inc. (a)    4,836,043
                        151,130 Casella Waste Systems, Inc.(a)         1,895,170
                        270,000 Ceco Environmental Corp. (a)(d)        4,125,600
                        251,280 Fuel Tech, Inc. (a)(d)                 5,550,775
                         77,280 LSB Industries, Inc.(a)(d)             1,827,672
                         49,040 LSI Industries, Inc.                   1,006,300
                         55,110 Pure Technologies, Inc.(a)               119,117
                        557,100 WFI Industries, Ltd.                  15,626,693
                                                                     -----------
                                                                      41,561,190
                                                                     -----------
 MATERIALS - 2.2%
                        300,000 Metabolix, Inc. (a)                    7,278,000
                                                                     -----------

 MEDICAL PRODUCTS - 8.1%
                         504,190 Staar Surgical Co. (a)                1,512,570
                         375,000 SurModics, Inc. (a)(d)               18,378,750
                       2,750,000 ThermoGenesis Corp. (a)(d)            6,132,500
                                                                    ------------
                                                                      26,023,820
                                                                    ------------
 TECHNOLOGY -3.9%
                         771,850 Callidus Software, Inc. (a)           6,637,910
                         462,310 Monotype Imaging Holdings, Inc.(a)    5,815,860
                                                                    ------------
                                                                      12,453,770
                                                                    ------------
 TELECOMMUNICATIONS - 6.1%
                         587,471 Occam Networks, Inc. (a)              5,592,724
                       1,400,000 Orbcomm, Inc. (a)                    10,542,000
                         500,000 RealNetworks, Inc.                    3,390,000
                                                                    ------------
                                                                      19,524,724
                                                                    ------------
 UTILITIES - 1.0%
                          70,000 Ormat Technologies, Inc. (d)          3,243,800
                                                                    ------------
 TOTAL COMMON STOCK (COST $272,199,373)                              318,138,536
                                                                    ------------
 RIGHTS - 0.1%
                         175,480 Infinity Bio-Energy Ltd., Expires
                                   5/23/10 (Cost $87,740)                127,223
                                                                    ------------
 WARRANTS - NM
                         339,540 Delcath Systems, Inc. Expires
                                   09/21/12                                   --
                         615,000 Nova Biosource Fuels, Inc.,
                                   Expires 12/20/11                       55,350
                         100,000 Quantum Fuel Systems Technologies
                                   Worldwide, Inc., Expires
                                   12/31/49                                   --
                                                                    ------------
 TOTAL WARRANTS                                                           55,350
                                                                    ------------
 SHORT TERM INVESTMENTS - 13.7%
 MONEY MARKET FUNDS - 13.7%
                         509,094 Citibank Money Market Deposit
                                   Account, 4.72%                        509,094
                      40,932,163 Citibank Investors Principal
                                   Preservation, 5.00% (e)            40,932,163
                       2,774,725 Pax World Money Market Fund, 4.59%    2,774,725
                                                                    ------------
 TOTAL SHORT TERM INVESTMENTS (COST $44,215,982)                      44,215,982
                                                                    ------------
 TOTAL INVESTMENTS (COST $316,503,095*) - 112.6%                    $362,537,091
                                                                    ------------

                                                     STRIKE
CONTRACTS               SECURITY DESCRIPTION         PRICE  EXPIRATION     VALUE
---------               ---------------------------- ------ ---------- ------------
CALL OPTIONS WRITTEN - (0.5)%
                  (597) Chipotle Mexican Grill, Inc.  125    10/24/07       (68,977)
                (1,500) First Solar, Inc.             140    12/26/07      (948,000)
                  (700) Sunpower Corp.                 85    12/26/07      (490,000)
                                                                       ------------
TOTAL CALL OPTIONS WRITTEN (Premiums received $498,294)                  (1,506,977)
                                                                       ------------
Other Assets and Liabilities, Net - (12.1)%                             (39,121,679)
                                                                       ------------
NET ASSETS -- 100.0%                                                   $321,908,435
                                                                       ============

--------
NM  Not Material
(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A under the Securities Act of 1933.

At the period end, the value of these securities amounted to $1,502,730 or 0.5% of net assets.

(c) Affiliated Company

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

                                              SHARES HELD AS OF    GROSS      GROSS    SHARES HELD AT       VALUE,
NAME OF ISSUER                               BEGINNING OF PERIOD  ADDITIONS REDUCTIONS END OF PERIOD  SEPTEMBER 30, 2007
--------------                               ------------------- ---------- ---------- -------------- ------------------
US Geothermal, Inc.                               2,700,000          $0         $0       2,700,000        $7,641,000
US Geothermal, Inc. Private Placement - 144A        590,000          $0         $0         590,000        $1,502,730

--------
(d) Securities or a portion of the security is on loan at period end.
(e) Investment made with cash collateral received from securities on loan.
(f) Security subject to call option written by the Fund

 * Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                    $ 66,940,049
Gross Unrealized Depreciation                     (20,906,053)
                                                 ------------
Net Unrealized Appreciation (Depreciation)       $46,033,996
                                                 ============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:   /s/ Simon D. Collier
      --------------------------------
      Simon D. Collier, Principal Executive Officer

Date: 11/27/07
      --------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Simon D. Collier
      --------------------------------
      Simon D. Collier, Principal Executive Officer

Date: 11/27/07
      --------------------------------


By:   /s/ Trudance L. C. Bakke
      --------------------------------
      Trudance L. C. Bakke, Principal Financial Officer

Date: 11/27/07
      --------------------------------